Inventories (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Inventory [Line Items]
Finished goods	$ 2,915,498	$ 1,513,895
Raw materials	2,343,764	3,768,842
Inventories, Total	$ 5,259,262	$ 5,282,737